Net Loss Per Share Attributable to Common Shareholders - Summary of Computation of Basic and Diluted Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (5,862)	$ (7,589)	$ (9,357)	$ (11,405)	$ (9,928)	$ (9,662)	$ (22,808)	$ (30,995)	$ (39,760)	$ (40,335)
Weighted-average common stock outstanding	38,505,212			23,739,731			31,250,175	23,667,335	23,695,503	13,351,866
Less: weighted-average shares of common stock subject to vesting	(10,062)			(46,577)			(36,082)	(134,045)	(137,657)	(369,394)
Weighted-average shares of common stock outstanding used in the calculation of basic net loss per share attributable to shareholders	38,495,150			23,693,154			31,214,093	23,533,290	23,557,846	12,982,472
Weighted-average shares of common stock outstanding used in the calculation of diluted net loss per share attributable to shareholders	38,495,150			23,693,154			31,214,093	23,533,290	23,557,846	12,982,472
Loss per share attributable to common shareholders, basic	$ (0.15)			$ (0.48)			$ (0.73)	$ (1.32)	$ (1.69)	$ (3.11)
Loss per share attributable to common shareholders, diluted	$ (0.15)			$ (0.48)			$ (0.73)	$ (1.32)	$ (1.69)	$ (3.11)